UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended June 30, 2000



CHECK HERE IF AMENDED: [ ]; AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.); [ ] IS A RESTATEMENT
                                  [x] ADDS NEW HOLDINGS ENTRIES


STEINBERG ASSET MANAGEMENT
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

12 EAST 49TH STREET, NEW YORK, NY 10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

STEVEN FELD      212-980-0080     VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

FORM 13F FILE NUMBER: 28-1693

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 11th day of August, 2000.


                                      STEINBERG ASSET MANAGEMENT
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ Steven Feld
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total:   64
                                        ---------------------------

Form 13F Information Table Value Total: $558,628,000
                                        --------------------------

List of Other Reporting Managers: None


                                                          MARKET                                                VOTING AUTHORITY
                                 TITLE OF                 VALUE      SHARES/            PUT/   INVEST          --------------------
NAME OF ISSUER                   CLASS     CUSIP          (X1000)    PRN AMT    SH/PRN  CALL  DISCRETN  MGRS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------


AT&T CORP                        COMMON    001957109       856        26898       SH           SOLE                          26898

AT&T CORP LIBERTY MEDIA GROUP    COMMON    001957208      2476       101592       SH           SOLE                         101592

ALCOA INC                        COMMON    013817101       473        16324       SH           SOLE                          16324

AMERICA ONLINE INC-DEL           COMMON    02364J104       395         7500       SH           SOLE                           7500

AMER INTERNATIONAL GROUP INC     COMMON    026874107       520         4428       SH           SOLE                           4428

AMGEN CORP                       COMMON    031162100       225         3200       SH           SOLE                           3200

APPLIED GRAPHICS TECHNOLOGIES    COMMON    037937109        64        15000       SH           SOLE                          15000

ARCH CAPITAL GROUP LTD           COMMON    03937L105     15976      1069554       SH           SOLE            572800       496754

BHC COMMUNICATIONS INC-CL A      COMMON    055448104     11055        72731       SH           SOLE             40575        32156

***BP AMOCO P L C                COMMON    055622104       648        11440       SH           SOLE                          11440

BANK OF NEW YORK CO INC          COMMON    064057102       326         7000       SH           SOLE                           7000

BAXTER INTERNATIONAL INC         COMMON    071813109       703        10000       SH           SOLE                          10000

A H BELO CORP-SER A              COMMON    080555105       173        10000       SH           SOLE                          10000

BRISTOL MYERS SQUIBB CO          COMMON    110122108       401         6880       SH           SOLE                           6880

TOM BROWN INC NEW                COMMON    115660201     89091      3863039       SH           SOLE           2149200      1713839

CARTER WALLACE INC               COMMON    146285101      2361       117300       SH           SOLE            104500        12800

CHARMING SHOPPES INC             COMMON    161133103     16806      3299250       SH           SOLE           1613000      1686250

CHEVRON CORP                     COMMON    166751107       306         3600       SH           SOLE                           3600

CHRIS-CRAFT INDUSTRIES INC       COMMON    170520100     20436       309349       SH           SOLE            239065        70284

CITIGROUP INC                    COMMON    172967101      1088        18000       SH           SOLE                          18000

CLEVELAND CLIFFS INC             COMMON    185896107     11234       435200       SH           SOLE            224800       210400

COMMUNICATION INTELLIGENCE       COMMON    20338K106      2775       618800       SH           SOLE                         618800

DELUXE CORP                      COMMON    248019101     38092      1616651       SH           SOLE            817858       798793

DEVON ENERGY CORPORATION NEW     COMMON    25179M103      2034        36313       SH           SOLE             33852         2461

EP MEDSYSTEMS INC                COMMON    26881P103        49        10000       SH           SOLE                          10000

EXXON MOBIL CORP                 COMMON    30231G102       447         5700       SH           SOLE                           5700

***FRONTLINE LTD-SPONSORED ADR   COMMON    35921R102     10204       833000       SH           SOLE            281500       551500

GATX CORP                        COMMON    361448103      5216       153400       SH           SOLE             19900       133500

GENERAL DYNAMICS CORP            COMMON    369550108     15398       294700       SH           SOLE            181800       112900

GENTIVA HEALTH SERVICES INC      COMMON    37247A102      7242       891350       SH           SOLE            461200       430150

GRANT PRIDECO INC                COMMON    38821G101       892        35684       SH           SOLE                          35684

GREAT LAKES CHEMICAL CORP        COMMON    390568103     16500       523800       SH           SOLE            279300       244500

GULFMARK OFFSHORE INC            COMMON    402629109      2735       111650       SH           SOLE                         111650

HARCOURT GENERAL INC             COMMON    41163G101     35869       659660       SH           SOLE            330200       329460

IMS HEALTH INC                   COMMON    449934108      6455       358600       SH           SOLE            212300       146300

INAMED CORP                      COMMON    453235103     14941       407935       SH           SOLE            176800       231135

JOHNSON & JOHNSON                COMMON    478160104       312         3066       SH           SOLE                           3066

LABORATORY CORP AMER HLDGS       COMMON    50540R409     15015       194689       SH           SOLE            121818        72871

LIBERTY LIVEWIRE CORP            COMMON    530709104       702         9993       SH           SOLE                           9993

MEDIAONE GROUP INC               COMMON    58440J104     14386       216350       SH           SOLE            136450        79900

MERCK & CO INC                   COMMON    589331107       835        10900       SH           SOLE                          10900

MICROSOFT CORP                   COMMON    594918104       560         7000       SH           SOLE                           7000

NCR CORP NEW                     COMMON    62886E108      3290        84494       SH           SOLE              8600        75894

NEIMAN-MARCUS GROUP INC          COMMON    640204301     24775       892791       SH           SOLE            486893       405898

NEWPARK RESOURCES INC NEW        COMMON    651718504     26526      2810650       SH           SOLE           1380650      1430000

***NORTEL NETWORKS CORP  FOREIGN COMMON    656568102       703        10207       SH           SOLE                          10207

OCULAR SCIENCES INC              COMMON    675744106      6944       591000       SH           SOLE            304800       286200

OSCA INC                         COMMON    687836106      4219       250000       SH           SOLE                         250000

PENNZOIL-QUAKER STATE CO         COMMON    709323109     18686      1549137       SH           SOLE            869052       680085

PEPSICO INC                      COMMON    713448108       222         5000       SH           SOLE                           5000

PFIZER INC                       COMMON    717081103       667        13887       SH           SOLE                          13887

PROVIDENCE & WORCESTER           COMMON    743737108      1697       222500       SH           SOLE                         222500

Q MED INC                        COMMON    747914109       304        38000       SH           SOLE                          38000

QUEST DIAGNOSTICS INC            COMMON    74834L100     11891       159075       SH           SOLE             65900        93175

***SEAGRAM CO LTD                COMMON    811850106      9926       171140       SH           SOLE            117500        53640

***SMITHKLINE BEECHAM PLC        COMMON    832378301       352         5400       SH           SOLE                           5400

SNAP-ON INC                      COMMON    833034101     20248       760500       SH           SOLE            437700       322800

STAFFMARK INC                    COMMON    852389105       576        86100       SH           SOLE                          86100

TIME WARNER INC                  COMMON    887315109       882        11600       SH           SOLE                          11600

USEC INC                         COMMON    90333E108       652       140900       SH           SOLE                         140900

WEATHERFORD INTERNATIONAL INC    COMMON    947074100      6466       161659       SH           SOLE             79500        82159

YANKEE CANDLE INC                COMMON    984757104     23115      1068900       SH           SOLE            625900       443000

EVEREST RE GROUP LTD             COMMON    G3223R108     23999       730000       SH           SOLE            387500       342500

***TRANSOCEAN SEDCO FOREX INC    COMMON    G90078109      6218       116364       SH           SOLE             55900        60464


                                                        558628                               No. of Other  0
